Employees and Personnel Costs (Tables)	12 Months Ended
Dec. 31, 2020
Employees and Personnel Costs
Schedule of Average Number of Employees

	Year Ended December 31,
	2020		2019
		Percentage		Percentage
	Number of	of Male	Number of	of Male
	Employees	Employees	Employees	Employees
Parent Company
Sweden	16	44%	13	38%
	16	44%	13	38%
Subsidiaries
Switzerland	2	50%	—	—
United States	5	100%	1	100%
	7	86%	1	100%
Total for the Group	23	57%	14	43%

Schedule of Wages and Salaries

	Year Ended December 31,
	2020	2019
Parent Company
Board and executive management1)	19,211	13,109
Other employees	15,598	6,091

Subsidiaries
Board and executive management	3,184	2,973
Other employees	11,615	—
Total	49,608	22,173

1) Executive management includes CEO and other executive management.

Schedule of Social Security Costs and Pension Costs

	Year Ended December 31,
	2020	2019
Parent Company
Pension costs for the Board and executive management	1,748	1,644
Pension costs to other employees	1,666	1,180
Social security costs	12,330	3,008

Subsidiaries
Pension costs for the Board and executive management	129	—
Pension costs to other employees	506	—
Social security costs	225	299
Total	16,604	6,131

Schedule of Gender Distribution Among the Board and Senior Executives

	Year Ended December 31,
	2020	2019
Percentage of women on the Board	60%	33%
Percentage of men on the Board	40%	67%
Percentage of women among other executive management	33%	33%
Percentage of men among other executive management	67%	67%

Schedule of Disclosures Regarding Total Remuneration of The Board and Senior Executives

	Year Ended December 31, 2020
	Base Salary,		Variable	Other	Share-Based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	834	0	0	0	310	1,144

Board members
Thomas Eklund (until June, 2020)	72	0	0	0	43	115
Hilde Furberg	273	0	0	0	106	379
Lennart Hansson	281	0	0	0	106	387
Bengt Julander (until June, 2020)	58	0	0	0	0	58
Diane Parks	379	0	0	0	106	485
Molly Henderson (from June, 2020)	345	0	0	0	37	382

Executive management
CEO	3,401	678	1,357	0	1,094	6,530

Other executive management (5 people)	9,816	1,198	1,760	472	2,018	15,264
of which relates to subsidiaries	2,547	129	636	0	0	3,312
Total	15,459	1,876	3,117	472	3,820	24,744

	Year Ended December 31, 2019
	Basic Salary,		Variable	Other	Share-based
	Board Fee	Pension Costs	Remuneration	Remuneration	Payments	Total
Chairman of the Board
Elmar Schnee	402	—	—	—	101	503

Board members
Thomas Eklund	280	—	—	—	37	317
Hilde Furberg	180	—	—	—	37	217
Lennart Hansson	102	—	—	—	37	139
Bengt Julander	102	—	—	—	—	102
Diane Parks	201	—	—	—	37	238
Olav Hellebø (until May, 2019)	58	—	—	—	—	58

Executive management
CEO	2,634	510	956	—	—	4,100

Other executive management (8 people)	8,927	1,134	1,991	4,701	—	16,753
of which relates to subsidiaries	2,382	—	591	—	—	2,973
Total	12,886	1,644	2,947	4,701	249	22,427